Share-Based Compensation (Schedule Of Stock Option Assumptions) (Details)	12 Months Ended
Dec. 31, 2012
NV Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	33.92%
Volatility, maximum	38.42%
Risk-free interest rate, minimum	1.89%
Risk-free interest rate, maximum	4.20%
Dividend yield rate	0.00%
Minimum [Member] | NV Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 3 months 29 days
Maximum [Member] | NV Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 6 months 11 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	38.25%
Volatility, maximum	39.90%
Risk-free interest rate, minimum	4.67%
Risk-free interest rate, maximum	4.72%
Dividend yield rate	0.00%
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 11 months 5 days